Income Taxes - Deferred Income Tax Assets and Liabilities Recorded on Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Postretirement benefits other than pensions	$ 300	$ 14,900
Accrued employee benefits	31,089	26,603
Operating loss carryovers	88,614	74,934
Pensions	37,172	74,521
Tax credit carryovers	35,170	37,684
Undistributed earnings of foreign subsidiaries	0	15,583
Other	15,447	23,280
Gross deferred tax assets	207,792	267,505
Valuation allowance	(33,757)	(49,562)	(36,419)	(39,802)
Deferred tax assets	174,035	217,943
Deferred tax liabilities:
Depreciation	(213,575)	(193,021)
Foreign currency translation adjustments	(3,104)	(4,933)
Undistributed earnings of foreign subsidiaries	(71)	0
Other	(19,747)	(20,348)
Deferred tax liabilities	(236,497)	(218,302)
Net deferred tax liabilities	(62,462)	(359)
Current deferred tax assets	3,912	4,197
Current deferred tax liabilities	(2,853)	(5,700)
Noncurrent deferred tax assets	65,667	64,512
Noncurrent deferred tax liabilities	(129,188)	(63,368)
Net deferred tax liabilities	$ (62,462)	$ (359)